OTHER COMPREHENSIVE INCOME - Changes in other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ (82,479)	¥ (28,485)	¥ 360,739
Period change	34,801	(53,994)	(389,224)
Balance at the end of the period	(47,678)	(82,479)	(28,485)
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	(321,571)	(269,577)	180,367
Period change	(204,270)	(51,994)	(449,944)
Balance at the end of the period	(525,841)	(321,571)	(269,577)
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	248,609	264,368	186,153
Period change	241,650	(15,759)	78,215
Balance at the end of the period	490,259	248,609	264,368
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	(9,517)	(23,276)	(5,781)
Period change	(2,579)	13,759	(17,495)
Balance at the end of the period	¥ (12,096)	¥ (9,517)	¥ (23,276)